PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses paragraphs - Contingent liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2015
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 54,055,659	R$ 47,023,866
Civil
Contingent liabilities
Estimate loss or value involved in the legal proceeding	27,022,637	26,102,277
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding	2,151,677	2,297,320
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding	16,732,259	11,176,242
Environmental
Contingent liabilities
Estimate loss or value involved in the legal proceeding	2,498,018	2,510,300
Regulatory
Contingent liabilities
Estimate loss or value involved in the legal proceeding	5,651,068	4,937,727
Nullity of the trade union agreement
Contingent liabilities
Amount sought	1,000,000
Insufficient collection or declaration for PIS/COFINS
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 1,801,737	R$ 1,730,503
Chesf's contingent liability for collection of alleged losses to final consumers
Contingent liabilities
Estimate loss or value involved in the legal proceeding			R$ 1,471,885
Suspension request period	6 months